UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21735
Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Opportunities Fund	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.9%

Security	Shares	Value
Aerospace & Defense — 1.7%
General Dynamics Corp.	45,538	$2,941,755
Honeywell International, Inc.	95,340	3,541,881
Northrop Grumman Corp.	80,479	4,164,788
Rockwell Collins, Inc.	72,594	3,687,775

		$14,336,199

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	65,295	$3,770,786
FedEx Corp.	32,282	2,428,252

		$6,199,038

Airlines — 0.1%
Southwest Airlines Co.	113,554	$1,090,118

		$1,090,118

Auto Components — 0.4%
Johnson Controls, Inc.	144,070	$3,682,429

		$3,682,429

Beverages — 1.4%
Coca-Cola Co. (The)	121,649	$6,532,551
Coca-Cola Enterprises, Inc.	38,080	815,293
PepsiCo, Inc.	73,829	4,330,809

		$11,678,653

Biotechnology — 5.7%
Amgen, Inc.(1)	191,072	$11,508,267
Biogen Idec, Inc.(1)	136,877	6,915,026
Celgene Corp.(1)	169,326	9,465,323
Enzon Pharmaceuticals, Inc.(1)	85,000	701,250
Genzyme Corp.(1)	107,165	6,079,470
Gilead Sciences, Inc.(1)	263,792	12,287,431
Martek Biosciences Corp.(1)	32,637	737,270
Onyx Pharmaceuticals, Inc.(1)	21,840	654,545
Regeneron Pharmaceuticals, Inc.(1)	41,489	800,738

		$49,149,320

Capital Markets — 2.1%
Charles Schwab Corp. (The)	82,868	$1,586,922
Franklin Resources, Inc.	56,170	5,650,702
Goldman Sachs Group, Inc.	25,278	4,659,999
Invesco, Ltd.	78,614	1,789,255
Morgan Stanley	93,713	2,893,857
T. Rowe Price Group, Inc.	23,664	1,081,445
UBS AG(1)	25,054	458,739

		$18,120,919

Chemicals — 0.9%
Air Products and Chemicals, Inc.	42,810	$3,321,200
E.I. Du Pont de Nemours & Co.	63,024	2,025,591
PPG Industries, Inc.	41,446	2,412,572

		$7,759,363

Commercial Banks — 2.1%
Banco Santander Central Hispano SA ADR	79,716	$1,287,413
Royal Bank of Canada	42,829	2,294,350
SunTrust Banks, Inc.	108,125	2,438,219

Security	Shares	Value
Toronto-Dominion Bank	40,182	$2,589,730
Wells Fargo & Co.	329,450	9,283,901

		$17,893,613

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	38,789	$1,396,792
Waste Management, Inc.	135,553	4,042,190

		$5,438,982

Communications Equipment — 6.4%
Brocade Communications Systems, Inc.(1)	127,883	$1,005,161
Cisco Systems, Inc.(1)	818,693	19,272,033
QUALCOMM, Inc.	550,783	24,774,219
Research In Motion, Ltd.(1)	142,298	9,612,230
Riverbed Technology, Inc.(1)	34,776	763,681

		$55,427,324

Computers & Peripherals — 10.0%
Apple, Inc.(1)	359,757	$66,688,155
Dell, Inc.(1)	287,604	4,388,837
Hewlett-Packard Co.	88,728	4,188,849
International Business Machines Corp.	72,932	8,723,397
Seagate Technology	184,521	2,806,564

		$86,795,802

Construction & Engineering — 0.2%
Fluor Corp.	24,176	$1,229,350
Granite Construction, Inc.	17,475	540,676

		$1,770,026

Consumer Finance — 0.7%
American Express Co.	79,374	$2,690,779
Capital One Financial Corp.	43,004	1,536,533
Discover Financial Services	131,423	2,132,995

		$6,360,307

Containers & Packaging — 0.0%
Bemis Co., Inc.	8,366	$216,763

		$216,763

Distributors — 0.3%
Genuine Parts Co.	21,482	$817,605
LKQ Corp.(1)	86,526	1,604,192

		$2,421,797

Diversified Financial Services — 2.9%
Bank of America Corp.	404,173	$6,838,607
Citigroup, Inc.	528,214	2,556,556
CME Group, Inc.	7,734	2,383,541
JPMorgan Chase & Co.	256,968	11,260,338
Moody’s Corp.	87,169	1,783,478

		$24,822,520

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	347,470	$9,385,165
Frontier Communications Corp.	329,410	2,483,751
Verizon Communications, Inc.	229,758	6,954,775

		$18,823,691

Electric Utilities — 0.8%
Duke Energy Corp.	110,175	$1,734,155
Edison International	77,371	2,598,118
FirstEnergy Corp.	57,503	2,629,037

		$6,961,310

Security	Shares	Value
Electrical Equipment — 1.1%
Cooper Industries PLC, Class A	30,288	$1,137,920
Emerson Electric Co.	98,036	3,929,283
Energy Conversion Devices, Inc.(1)	26,948	312,058
First Solar, Inc.(1)	23,886	3,651,214
SunPower Corp., Class A(1)	6,690	199,964
Suntech Power Holdings Co., Ltd. ADR(1)	13,129	199,561

		$9,430,000

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	109,373	$1,674,501

		$1,674,501

Energy Equipment & Services — 1.1%
CARBO Ceramics, Inc.	828	$42,683
Diamond Offshore Drilling, Inc.	25,493	2,435,091
Halliburton Co.	114,493	3,105,050
Schlumberger, Ltd.	59,907	3,570,457
Transocean, Ltd.(1)	7,388	631,896
Willbros Group, Inc.(1)	6,486	98,782

		$9,883,959

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	225,599	$8,062,908
Kroger Co. (The)	83,917	1,732,047
Safeway, Inc.	113,801	2,244,156
Wal-Mart Stores, Inc.	203,194	9,974,793

		$22,013,904

Food Products — 0.8%
ConAgra Foods, Inc.	139,244	$3,018,810
H.J. Heinz Co.	36,271	1,441,772
Hershey Co. (The)	57,578	2,237,481

		$6,698,063

Gas Utilities — 0.1%
Nicor, Inc.	11,705	$428,286

		$428,286

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	36,672	$2,090,671
Boston Scientific Corp.(1)	168,731	1,786,861
Covidien PLC	25,801	1,116,151
Edwards Lifesciences Corp.(1)	6,237	436,029
Immucor, Inc.(1)	30,113	533,000
Intuitive Surgical, Inc.(1)	17,031	4,466,380
Masimo Corp.(1)	22,969	601,788
Medtronic, Inc.	113,633	4,181,694
Stryker Corp.	35,313	1,604,270

		$16,816,844

Health Care Providers & Services — 1.7%
CIGNA Corp.	61,755	$1,734,698
DaVita, Inc.(1)	26,803	1,518,122
Fresenius Medical Care AG & Co. KGaA ADR	27,051	1,345,517
Humana, Inc.(1)	15,358	572,853
LifePoint Hospitals, Inc.(1)	48,989	1,325,642
Lincare Holdings, Inc.(1)	14,586	455,813
McKesson Corp.	30,667	1,826,220
Quest Diagnostics, Inc.	31,786	1,658,911
UnitedHealth Group, Inc.	120,786	3,024,481
VCA Antech, Inc.(1)	36,686	986,487

		$14,448,744

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.5%
International Game Technology	56,626	$1,216,327
Marriott International, Inc., Class A	121,090	3,340,873
McDonald’s Corp.	61,362	3,501,929
Starwood Hotels & Resorts Worldwide, Inc.	40,916	1,351,456
Wendy’s/Arby’s Group, Inc., Class A	47,829	226,231
Yum! Brands, Inc.	104,604	3,531,431

		$13,168,247

Household Durables — 0.3%
Pulte Homes, Inc.	35,360	$388,606
Ryland Group, Inc.	21,607	455,260
Whirlpool Corp.	25,281	1,768,659

		$2,612,525

Household Products — 1.7%
Clorox Co. (The)	41,339	$2,431,560
Colgate-Palmolive Co.	45,762	3,490,726
Procter & Gamble Co.	145,521	8,428,576

		$14,350,862

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc.(1)	23,884	$673,290

		$673,290

Industrial Conglomerates — 1.3%
3M Co.	85,118	$6,281,708
General Electric Co.	323,051	5,304,498

		$11,586,206

Insurance — 2.1%
ACE, Ltd.(1)	54,682	$2,923,300
AON Corp.	45,122	1,836,014
Arthur J Gallagher & Co.	64,233	1,565,358
AXA SA ADR	26,846	726,184
Lincoln National Corp.	13,899	360,123
Marsh & McLennan Cos., Inc.	133,415	3,299,353
Travelers Companies, Inc. (The)	95,770	4,714,757
Unum Group	81,297	1,743,008
Willis Group Holdings, Ltd.	38,320	1,081,391

		$18,249,488

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	101,775	$9,501,714

		$9,501,714

Internet Software & Services — 5.2%
Akamai Technologies, Inc.(1)	99,934	$1,966,701
eBay, Inc.(1)	282,517	6,670,227
Google, Inc., Class A(1)	53,987	26,769,454
Omniture, Inc.(1)	35,094	752,415
VeriSign, Inc.(1)	137,896	3,266,756
Yahoo! Inc.(1)	328,036	5,842,321

		$45,267,874

IT Services — 1.4%
Cognizant Technology Solutions Corp.(1)	191,143	$7,389,588
Fidelity National Information Services, Inc.	75,465	1,925,112
Infosys Technologies, Ltd. ADR	24,651	1,195,327
MasterCard, Inc., Class A	9,897	2,000,679

		$12,510,706

Security	Shares	Value
Leisure Equipment & Products — 0.3%
Mattel, Inc.	146,985	$2,713,343

		$2,713,343

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	23,065	$443,771

		$443,771

Machinery — 1.1%
AGCO Corp.(1)	878	$24,259
Caterpillar, Inc.	11,120	570,789
Deere & Co.	2,385	102,364
Dover Corp.	40,339	1,563,540
Eaton Corp.	58,699	3,321,776
Ingersoll-Rand Co., Ltd., Class A	27,231	835,175
Stanley Works (The)	56,752	2,422,743
Titan International, Inc.	49,164	437,560

		$9,278,206

Media — 3.4%
CBS Corp., Class B	222,271	$2,678,365
Comcast Corp., Class A	839,253	14,174,983
McGraw-Hill Cos., Inc. (The)	61,443	1,544,677
Omnicom Group, Inc.	81,468	3,009,428
Walt Disney Co. (The)	293,747	8,066,293

		$29,473,746

Metals & Mining — 0.7%
Barrick Gold Corp.	2,604	$98,692
Freeport-McMoRan Copper & Gold, Inc.	32,922	2,258,778
Nucor Corp.	42,114	1,979,779
United States Steel Corp.	41,614	1,846,413

		$6,183,662

Multi-Utilities — 1.2%
Ameren Corp.	18,378	$464,596
CMS Energy Corp.	368,303	4,935,260
Public Service Enterprise Group, Inc.	157,343	4,946,864

		$10,346,720

Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	22,295	$1,085,321
Family Dollar Stores, Inc.	12,635	333,564
Macy’s, Inc.	171,516	3,137,028
Nordstrom, Inc.	60,244	1,839,852
Target Corp.	92,542	4,319,860

		$10,715,625

Oil, Gas & Consumable Fuels — 6.6%
Alpha Natural Resources, Inc.(1)	46,664	$1,637,906
Chevron Corp.	134,630	9,481,991
ConocoPhillips	117,624	5,311,900
EOG Resources, Inc.	11,889	992,850
Exxon Mobil Corp.	338,575	23,229,631
Goodrich Petroleum Corp.(1)	33,720	870,313
Hess Corp.	35,861	1,917,129
Occidental Petroleum Corp.	44,617	3,497,973
Patriot Coal Corp.(1)	49,339	580,227
Peabody Energy Corp.	36,462	1,357,116
Petrohawk Energy Corp.(1)	67,033	1,622,869
Suncor Energy, Inc.	34,677	1,198,437
Total SA ADR	8,947	530,199
Western Refining, Inc.(1)	51,995	335,368

Security	Shares	Value
Williams Cos., Inc.	150,563	$2,690,561
XTO Energy, Inc.	38,083	1,573,589

		$56,828,059

Paper & Forest Products — 0.2%
MeadWestvaco Corp.	73,058	$1,629,924

		$1,629,924

Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	73,492	$2,725,083

		$2,725,083

Pharmaceuticals — 4.6%
Abbott Laboratories	130,784	$6,469,884
Bristol-Myers Squibb Co.	256,337	5,772,709
Eli Lilly & Co.	98,557	3,255,338
GlaxoSmithKline PLC ADR	12,851	507,743
Johnson & Johnson	80,021	4,872,479
Merck & Co., Inc.	125,268	3,962,227
Pfizer, Inc.	500,336	8,280,561
Schering-Plough Corp.	138,908	3,924,151
Wyeth	64,985	3,156,971

		$40,202,063

Professional Services — 0.4%
Equifax, Inc.	34,940	$1,018,152
Robert Half International, Inc.	101,567	2,541,206

		$3,559,358

Real Estate Investment Trusts (REITs) — 0.2%
Plum Creek Timber Co., Inc.	14,401	$441,247
Simon Property Group, Inc.	20,068	1,393,321

		$1,834,568

Road & Rail — 0.6%
CSX Corp.	11,529	$482,604
JB Hunt Transport Services, Inc.	4,474	143,750
Kansas City Southern(1)	38,325	1,015,229
Norfolk Southern Corp.	25,252	1,088,614
Ryder System, Inc.	12,392	484,031
Union Pacific Corp.	33,301	1,943,113

		$5,157,341

Semiconductors & Semiconductor Equipment — 4.9%
Applied Materials, Inc.	503,028	$6,740,575
ASML Holding NV	59,749	1,766,778
Atheros Communications, Inc.(1)	76,210	2,021,851
Cypress Semiconductor Corp.(1)	54,062	558,460
Intel Corp.	814,908	15,947,750
KLA-Tencor Corp.	68,439	2,454,222
Maxim Integrated Products, Inc.	37,684	683,588
MEMC Electronic Materials, Inc.(1)	77,571	1,290,006
Microchip Technology, Inc.	74,088	1,963,332
Micron Technology, Inc.(1)	198,090	1,624,338
National Semiconductor Corp.	99,425	1,418,795
NVIDIA Corp.(1)	250,139	3,759,589
ON Semiconductor Corp.(1)	149,333	1,231,997
Tessera Technologies, Inc.(1)	50,120	1,397,847

		$42,859,128

Software — 8.3%
Adobe Systems, Inc.(1)	200,938	$6,638,991
Ariba, Inc.(1)	100,621	1,167,204
Compuware Corp.(1)	87,217	639,301

Security	Shares	Value
Concur Technologies, Inc.(1)	35,306	$1,403,767
Electronic Arts, Inc.(1)	171,512	3,267,304
Microsoft Corp.	1,411,051	36,532,110
Oracle Corp.	639,134	13,319,552
Red Hat, Inc.(1)	57,959	1,601,987
Symantec Corp.(1)	390,989	6,439,589
TiVo, Inc.(1)	113,770	1,178,657

		$72,188,462

Specialty Retail — 1.7%
Advance Auto Parts, Inc.	42,479	$1,668,575
Best Buy Co., Inc.	42,452	1,592,799
Gap, Inc. (The)	70,745	1,513,943
Lowe’s Companies, Inc.	136,794	2,864,466
Staples, Inc.	249,970	5,804,304
Tiffany & Co.	39,926	1,538,349

		$14,982,436

Textiles, Apparel & Luxury Goods — 0.4%
Jones Apparel Group, Inc.	67,513	$1,210,508
NIKE, Inc., Class B	36,816	2,381,995

		$3,592,503

Tobacco — 0.9%
Altria Group, Inc.	146,823	$2,614,918
Philip Morris International, Inc.	101,517	4,947,938

		$7,562,856

Trading Companies & Distributors — 0.3%
Fastenal Co.	65,540	$2,536,398

		$2,536,398

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., Class B	58,958	$1,662,616
Vodafone Group PLC ADR	19,642	441,944

		$2,104,560

Total Common Stocks (identified cost $750,173,995)		$875,181,200

Total Investments — 100.9% (identified cost $750,173,995)		$875,181,200

Covered Call Options Written — (1.1)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
NASDAQ 100 Index	553	$1,725	10/17/09	$(1,603,700)
NASDAQ 100 Index	420	1,735	10/17/09	(1,029,000)
NASDAQ 100 Index	1,059	1,750	10/17/09	(1,895,610)
S&P 500 Index	1,308	1,065	10/17/09	(1,857,360)
S&P 500 Index	2,021	1,075	10/17/09	(2,223,100)
S&P 500 Index	1,613	1,080	10/17/09	(1,433,957)

Total Covered Call Options Written (premiums received $15,165,400)				$(10,042,727)

Other Assets, Less Liabilities — 0.2%				$2,066,897

Net Assets — 100.0%				$867,205,370

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$750,188,623

Gross unrealized appreciation	$166,171,205
Gross unrealized depreciation	(41,178,628)

Net unrealized appreciation	$124,992,577

Written call options activity for the fiscal year to date ended September 30, 2009 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	7,504	$32,477,146
Options written	69,178	186,107,492
Options terminated in closing purchase transactions	(69,708)	(203,419,238)

Outstanding, end of period	6,974	$15,165,400

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write index call options above the current value of an index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity risk was $10,042,727.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$875,181,200	$—	$—	$875,181,200

Total Investments	$875,181,200	$—	$—	$875,181,200

Liability Description

Covered Call Options Written	$(10,042,727)	$—	$—	$(10,042,727)

Total	$(10,042,727)	$—	$—	$(10,042,727)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009